Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 28, 2017	Jun. 30, 2016
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	MSCG
Entity Registrant Name	MANAGED FUTURES PREMIER GRAHAM L.P.
Entity Central Index Key	0001066656
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 166,059,145
Class of Units A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,660,221.426
Class of Units Z [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		0.000
Entity Public Float			$ 0